Fair Value Measurements - Change in the Fair Value of the Derivative Warrant Liabilities (Detail) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Balance at beginning of period	$ 217,993	$ 191,473	$ 191,473	$ 103,628
Fair value of liability instrument issued	38,634			101,567
Changes in fair value of debt and liability instruments, included in net loss	29,247	31,577	29,845	(13,722)
Termination of DSP Options	(61,472)
Liability instruments disposed due to deconsolidation of subsidiary		(3,325)	(3,325)
Balance at end of period	$ 224,402	$ 219,725	$ 217,993	$ 191,473